Other Long-term Liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other Long-term Liabilities	Other Long-term Liabilities

As at	December 31, 2021	December 31, 2020
Deferred revenue	$13	$8
Customer advances for construction	59	60
Merger commitments	7	10
Non-retirement employee benefits	19	22
Deferred payroll taxes (a)	—	6
Petrogas equalization reserve (b)	—	5
Uncertain tax positions (note 20)	20	21
Other	16	21
	$134	$153
(a)    Represented U.S. federal payroll tax deferrals from the Coronavirus Aid, Relief, and Economic Security (CARES) Act.
(b)    Reserve was held by a wholly owned subsidiary of Petrogas.